Cash Generated from Operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Generated from Operations.
Operating profit	£ 317	£ 347	£ 294
Depreciation and impairment of property, plant and equipment	148	128	132
Depreciation and impairment of leased assets	106	78	78
Amortisation and impairment of intangible assets (excluding computer software)	118	74	82
Amortisation and impairment of computer software	22	17	19
Other noncash items	8	6	(1)
Inventories	(4)	(3)	(23)
Contract costs	(10)	(5)	(2)
Trade and other receivables	37	59	(19)
Accrued income	(32)		2
Trade and other payables and provisions	(75)	(43)	78
Contract liabilities	81	11	13
Cash generated from operations	£ 716	£ 669	£ 653